Note 7 Changes in gross accounting balances of loans and advances at amortized cost (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		€ 389,073	[1]	€ 349,037
Gross carrying amount loans and advances at amortized cost		413,585		389,073	[1]	€ 349,037
Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		389,073		349,037		344,072
Transfers of financial assets		0		0		0
Transfers from stage 1 to stage 2		0		0		0
Transfers from stage 2 to stage 1		0		0		0
Transfers to stage 3		0		0		0
Transfers from stage 3		0		0		0
Net annual origination of financial assets		31,764		40,522		14,364
Becoming write offs		(3,150)		(2,530)		(3,237)
Methodological changes and adoption of new standards	[2]			(672)
Net foreign exchange loss		(3,838)		2,004		(8,172)
Increase (decrease) through other movements, financial assets		401		140		2,018
Other impairment losses		(665)		573		(8)
Gross carrying amount loans and advances at amortized cost		413,585		389,073		349,037
Stage 1 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		341,944		300,167		298,793
Transfers of financial assets		(11,647)		(5,041)		(10,785)
Transfers from stage 1 to stage 2		(18,172)		(12,726)		(14,482)
Transfers from stage 2 to stage 1		7,639		8,537		4,905
Transfers to stage 3		(3,203)		(1,941)		(1,772)
Transfers from stage 3		2,089		1,089		564
Net annual origination of financial assets		34,334		44,465		17,876
Becoming write offs		(186)		(63)		(74)
Methodological changes and adoption of new standards	[2]			(672)
Net foreign exchange loss		(2,833)		2,447		(6,054)
Increase (decrease) through other movements, financial assets		(60)		(2)		187
Other impairment losses		(365)		643		224
Gross carrying amount loans and advances at amortized cost		361,186		341,944		300,167
Stage 2 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		33,636		34,213		30,601
Transfers of financial assets		10,463		3,914		8,640
Transfers from stage 1 to stage 2		18,172		12,726		14,482
Transfers from stage 2 to stage 1		(7,639)		(8,537)		(4,905)
Transfers to stage 3		(2,297)		(1,831)		(1,945)
Transfers from stage 3		2,226		1,556		1,009
Net annual origination of financial assets		(5,233)		(4,201)		(4,729)
Becoming write offs		(76)		(35)		(68)
Methodological changes and adoption of new standards	[2]			0
Net foreign exchange loss		(635)		18		(1,902)
Increase (decrease) through other movements, financial assets		(16)		29		1,642
Other impairment losses		(187)		(301)		29
Gross carrying amount loans and advances at amortized cost		37,953		33,636		34,213
Stage 3 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		13,493		14,657		14,678
Transfers of financial assets		1,184		1,128		2,145
Transfers from stage 1 to stage 2		0		0		0
Transfers from stage 2 to stage 1		0		0		0
Transfers to stage 3		5,500		3,773		3,717
Transfers from stage 3		(4,316)		(2,645)		(1,573)
Net annual origination of financial assets		2,663		258		1,217
Becoming write offs		(2,889)		(2,432)		(3,095)
Methodological changes and adoption of new standards	[2]			0
Net foreign exchange loss		(369)		(461)		(216)
Increase (decrease) through other movements, financial assets		476		113		189
Other impairment losses		(112)		231		(261)
Gross carrying amount loans and advances at amortized cost		€ 14,446		€ 13,493		€ 14,657

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) The entire impact corresponds to the application of IFRS 17 (See notes 1.3 and 2.3).